Advance Payment on Mineral Trading - Related Party (Details Narrative)	3 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) Number	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Repayments of related party received	$ 15,164	$ 132,146	$ 281,783	$ 637,915
Gross washed bauxite shipped | Number			60,000
Revenue from bauxite		$ 49,281	$ 51,534	$ 32,737
Net dry weight bauxite of shipped | Number			49,006
Sincere Pacific Mining Sdn. Bhd. [Member]
Advance payment on mineral trading					$ 614,000
Impairment of mineral trading expenses					$ 186,372
Minimum [Member]
Conversion rates to RM | Number			3.857
Maximum [Member]
Conversion rates to RM | Number			4.3021
Malaysia, Ringgits
Proceeds from bauxite trading activates after adjustment of certain off set			$ 210,005
Malaysia, Ringgits | Tranche Two [Member]
Repayments of related party received			(300,000)
Malaysia, Ringgits | Tranche One [Member]
Repayments of related party received			$ (500,000)